UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here is Amendment [ X  ]; Amendment Number: 1
This Amendment (Check only one.): [X ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89401

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(773) 283-8822
Signature, Place, and Date of Signing:

Steven M. Kleiman	Chicago, Illinois	November 8, 2002

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  120

Form 13F Information Table Value Total: $1,085,226
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
Ford $3.25	           PFD TR CV6 5%     345395206	32,595  809,000 	SH	Sole	809,000  	0	0
Golden State	           *W EXP 99/99/999  381197136	66 	60,100  	SH	Sole	60,100	        0	0
McleodUSA Inc.	           CL A	             582266706	895 	2,984,500 	SH	Sole	2,984,500	0	0
Metromedia Int'l Group     PFD CONV %	     591695200	597 	1,029,000 	SH	Sole	1,029,000       0	0
AES Trust III $3.375	   PFD CV 6.75%	     00808N202	255 	20,000  	SH	Sole	20,000		0	0
CNF Trust I $2.500	   TECONS SER A	     12612V205	2,738 	57,280  	SH	Sole	57,280	        0	0
AES Corporation	           SDCV 4.500% 8/1   00130HAN5	3,858 	11,962,000 	SH	Sole		0	0	0
ATMI, Inc."	           NOTE 5.250%11/1   00207RAC5	4,850 	5,000,000 	SH	Sole		0	0	0
Acxiom Corp.	           NOTE 3.750% 2/1   005125AB5	10,811  10,080,000      SH	Sole		0	0	0
Advanced Energy Industries NOTE 5.000% 9/0   007973AC4	3,864 	5,500,000 	SH	Sole		0	0	0
Aether Systems, Inc."	   NOTE 6.000% 3/2   00808VAA3	497 	750,000 	SH	Sole		0	0	0
Affiliated Computer Services NOTE 3.500% 2/1 008190AF7	9,252 	7,560,000 	SH	Sole		0	0	0
Affiliated Managers Group  NOTE 5/0	     008252AC2	26,835  31,340,000 	SH	Sole		0	0	0
Agilent Technologies, Inc  DBCV 3.000%12/0   00846UAB7	39,766  48,495,000 	PRN	Sole		0	0	0
Airborne, Inc.             NOTE 5.750% 4/0   009269AB7	10,299  11,000,000 	PRN	Sole		0	0	0
Johnson & Johnson	   SDCV 7/2	     02261WAB5	25,281  31,900,000 	PRN	Sole		0	0	0
American Greetings Corp.   NOTE 7.000% 7/1   026375AJ4	2,966   2,000,000 	PRN	Sole		0	0	0
American Tower Corp.	   NOTE 6.250%10/1   029912AB8	534 	1,200,000 	PRN	Sole		0	0	0
AmerisourceBergen Corp.	   NOTE 5.000%12/0   03071PAD4	2,992 	1,929,000 	PRN	Sole		0	0	0
Anadarko Petroleum Corp	   DBCV 3/0	     032511AP2	25,094  40,720,000 	PRN	Sole		0	0	0
Apogent Technologies	   DEBT 2.250%10/1   03760AAE1	32,588  33,105,000 	PRN	Sole		0	0	0
Asyst Technologies	   NOTE 5.750% 7/0   04648XAB3	4,204   6,000,000 	PRN	Sole		0	0	0
Avaya Inc.	           NOTE 10/3	     053499AA7	3,694 	16,790,000 	PRN	Sole		0	0	0
BISYS Group, Inc."	   NOTE 4.000% 3/1   055472AB0	1,744 	1,900,000 	PRN	Sole		0	0	0
BankAtlantic Bancorp Inc.  SDCV 5.625%12/0   065908AC9	5,178 	5,244,000 	PRN	Sole		0	0	0
Barnes & Noble, Inc."	   NOTE 5.250% 3/1   067774AD1	10,133  10,300,000 	PRN	Sole		0	0	0
Best Buy Co.	           SDCV 2.250% 1/1   086516AF8	9,606 	12,350,000 	PRN	Sole		0	0	0
Briggs & Stratton	   NOTE 5.00% 5/1    109043AE9	13,708  13,390,000 	PRN	Sole		0	0	0
Brightpoint Inc.	   NOTE 3/1	     109473AC2	5,741 	15,728,000 	PRN	Sole		0	0	0
Brinker International	   DBCV 10/1	     109641AC4	21,139  33,290,000 	PRN	Sole		0	0	0
CKE Restaurants Inc.	   NOTE 4.250% 3/1   12561EAB1	1,330 	1,520,000 	PRN	Sole		0	0	0
CNET Inc.	           NOTE 5.00% 3/0    125945AC9	1,680 	3,000,000 	PRN	Sole		0	0	0
Calpine Corp.	           NOTE 4.000% 12/2  131347BA3	251 	590,000 	PRN	Sole		0	0	0
Cell Therapeutic, Inc."    NOTE 5.750% 6/1   150934AC1	1,125 	2,500,000 	PRN	Sole		0	0	0
Cendant Corporation	   DBCV 3.875%11/2   151313AN3	37,447  39,890,000 	PRN	Sole		0	0	0
Cephalon Inc.	           NOTE 2.500%/	     156708AE9	1,229 	1,475,000 	PRN	Sole		0	0	0
Charles River Laboratories DBCV 3.500% 2/0   159863AL3	12,263  9,950,000 	PRN	Sole		0	0	0
Charter Communications,Inc NOTE 4.750% 6/0   16117MAC1	2,536 	6,300,000 	PRN	Sole		0	0	0
Checkpoint Systems Inc.	   SDCV 5.250% 11/0  162825AB9	1,024 	1,100,000 	PRN	Sole		0	0	0
Conexant Systems	   NOTE 4.000% 2/0   207142AF7	182 	650,000 	PRN	Sole		0	0	0
Corning Inc.	           DBCV 11/0	     219350AJ4	216 	500,000 	PRN	Sole		0	0	0
Corning Inc.	           NOTE 3.500% 11/0  219350AK1	5,991 	10,795,000 	PRN	Sole		0	0	0
Countrywide Credit Ind.Inc NOTE 2/0	     222372AE4	3,938 	5,000,000 	PRN	Sole		0	0	0
DDi Corporation	           NOTE 6.250% 4/0   233162AC0	750 	5,000,000 	PRN	Sole		0	0	0
Diamond Offshore Drilling  DBCV 1.500% 4/1   25271CAE2	2,244 	2,500,000 	PRN	Sole		0	0	0
Equity Office Properties   NOTE 7.250%11/1   268766BR2	7,433 	7,075,000 	PRN	Sole		0	0	0
ETrade Group Inc.	   NOTE 6.000%2/0    269246AB0	2,647 	4,150,000       PRN	Sole		0	0	0
ETrade Group Inc.	   NOTE 6.750% 5/1   269246AD6	3,430 	4,600,000 	PRN	Sole		0	0	0
EDO Corp.	           NOTE 5.250% 4/1   281347AD6	2,843 	2,750,000 	PRN	Sole		0	0	0
Elan Corp	           NOTE 12/1	     284129AC7	12,647  42,155,000 	PRN	Sole		0	0	0
Finisar Corp.	           NOTE 5.250 10/1   31787AAC5	720 	2,000,000 	PRN	Sole		0	0	0
First American Corporation DBCV 4.500% 4/1   318522AD1	39,688  38,300,000 	PRN	Sole		0	0	0
First Data Corporation	   DEBT 2.000% 3/0   319963AD6	38,199  35,910,000 	PRN	Sole		0	0	0
Four Seasons	           NOTE 9/2	     35100EAD6	5,167 	17,441,000 	PRN	Sole		0	0	0
Freeport-McMoRan Copper    NOTE 8.250% 1/3   35671DAF2	4,070 	3,350,000 	PRN	Sole		0	0	0
GATX Corp.	           NOTE 7.500% 2/0   361448AC7	32,141  32,800,000 	PRN	Sole		0	0	0
"Gap, Inc."	           NOTE 5.750% 3/1   364760AJ7	10,343  10,500,000 	PRN	Sole		0	0	0
GenCorp Inc.	           NOTE 5.750% 4/1   368682AE0	5,331 	5,850,000 	PRN	Sole		0	0	0
Genzyme Corp.	           SDCV 3.000% 5/1   372917AK0	1,695 	2,000,000 	PRN	Sole		0	0	0
GTECH Holdings	           DBCV 1.750%12/1   400518AB2	11,586  9,850,000 	PRN	Sole		0	0	0
Hasbro	                   DBCV 2.750% 12/0  418056AN7	9,871 	10,900,000 	PRN	Sole		0	0	0
Ibasis Inc.	           NOTE 5.750% 3/1   450732AA0	532 	2,365,000 	PRN	Sole		0	0	0
Internet Capital Group Inc NOTE 5.500% 12/2  46059CAA4	1,852   5,290,000 	PRN	Sole		0	0	0
Intevac Inc.	           NOTE 6.500% 3/0   461148AD0	7,785 	9,731,000 	PRN	Sole		0	0	0
Kerr McGee Corp.	   SDCV 5.250%2/1    492386AP2	39,892  37,195,000 	PRN	Sole		0	0	0
L-3 Communications Hldgs   NOTE 5.250% 6/0   502424AB0	12,237  8,400,000 	PRN	Sole		0	0	0
Laboratory Corp of Amer Hld.NOTE 9/1	     50540RAC6	9,252   13,100,000 	PRN	Sole		0	0	0
Lamar Advertising	   NOTE 5.250 9/1    512815AF8	2,851 	2,950,000 	PRN	Sole		0	0	0
Lear Corp.	           NOTE 2/2	     521865AG0	7,469 	17,000,000 	PRN	Sole		0	0	0
Level Three Communications NOTE 6.000% 9/1   52729NAG5	10,728  35,175,000 	PRN	Sole		0	0	0
Level Three Communications NOTE 6.000% 3/1   52729NAS9	734 	2,530,000 	PRN	Sole		0	0	0
Liberty Media (PCS)	   DEB 4.000% 11/1   530715AG6	25,091  49,440,000 	PRN	Sole		0	0	0
Liberty Media (MOT)	   DEB 3.500% 1/1    530715AN1	21,117  33,585,000 	PRN	Sole		0	0	0
"Manpower, Inc."	   DBCV 8/1	     56418HAC4	325 	550,000 	PRN	Sole		0	0	0
Masco Corp.	           NOTE 7/2	     574599AW6	167 	400,000 	PRN	Sole		0	0	0
Mirant Corp.	           DBCV 2.500% 6/1   604675AB4	451 	1,000,000 	PRN	Sole		0	0	0
Mirant Corp.	           NOTE 5.750% 7/1   604675AC2	6,512 	13,710,000 	PRN	Sole		0	0	0
NCO Group	           Note 4.750% 4/1   628858AB8	7,762 	11,114,000 	PRN	Sole		0	0	0
Navistar Financial	   NOTE 4.750% 4/0   638902AM8	3,807 	5,000,000 	PRN	Sole		0	0	0
Nortel Networks Corp.	   NOTE 4.250 9/0    656568AB8	14,111  48,660,000 	PRN	Sole		0	0	0
Corning Inc.	           NOTE 4.875% 3/0   671400AL3	15,534  34,520,000 	PRN	Sole		0	0	0
Ohio Casualty Corporation  NOTE  5.000% 3/1  677240AC7	12,602  12,280,000 	PRN	Sole		0	0	0
Omnicare Inc.	           SDCV 5.000% 12/0  681904AD0	45 	50,000  	PRN	Sole		0	0	0
Omnicom Group	           NOTE 7/3	     681919AM8	10,381  11,000,000 	PRN	Sole		0	0	0
CIENA Corp.	           NOTE 5.000% 10/1  68273FAA1	726 	975,000 	PRN	Sole		0	0	0
PMI Group, Inc."	   DBCV 2.500% 7/1   69344MAE1	10,772  10,420,000 	PRN	Sole		0	0	0
J.C. Penney	           NOTE 5.000% 10/1  708160BV7	10,931  12,600,000 	PRN	Sole		0	0	0
Personnel Group	           NOTE 5.750% 7/0   715338AE9	7,832 	20,611,000 	PRN	Sole		0	0	0
Photronics, Inc."	   NOTE 4.750% 12/1  719405AC6	8,803 	12,100,000 	PRN	Sole		0	0	0
Providian Financial Corp.  NOTE 3.250% 8/1   74406AAA0	386 	600,000 	PRN	Sole		0	0	0
Quadramed Corporation	   SDCV 5.250% 5/0   74730WAC5	5,871 	9,950,000 	PRN	Sole		0	0	0
Quanta Services, Inc."	   NOTE 4.000% 7/0   74762EAA0	786 	1,605,000 	PRN	Sole		0	0	0
Radian Group Inc.	   DBCV 2.250	     750236AF8	11,760  12,000,000 	PRN	Sole		0	0	0
Reebok Intl Ltd	           DBCV 4.250% 3/0   758110AE0	17,088  16,470,000 	PRN	Sole		0	0	0
Reptron Electronics Inc.   NOTE 6.750% 8/0   76026WAA7	298 	850,000 	PRN	Sole		0	0	0
Royal Caribbean Cruises Lt.NOTE 2/0	     780153AK8	8,200 	23,880,000 	PRN	Sole		0	0	0
Royal Caribbean Cruises Lt.NOTE 5/1	     780153AM4	13,966  36,040,000 	PRN	Sole		0	0	0
Sepracor, Inc."	           SDCV 7.000% 12/1  817315AH7	3,348 	4,960,000 	PRN	Sole		0	0	0
Sepracor, Inc."	           SDCV 5.000% 2/1   817315AL8	475 	950,000 	PRN	Sole		0	0	0
Service Corp. Int.         NOTE 6.750% 6/2  817565AU8	12,858  15,705,000 	PRN	Sole		0	0	0
Shaw Group	           NOTE 5/0	     820280AC9	1,038 	2,050,000 	PRN	Sole		0	0	0
Solectron Corp.	           NOTE 11/2	     834182AL1	697 	1,700,000 	PRN	Sole		0	0	0
Sonic Automotive, Inc.     NOTE 5.250% 5/0   83545GAE2	3,794 	5,000,000 	PRN	Sole		0	0	0
SpaceHab Inc.	           NOTE 8.000% 10/1  846243AC7	120 	250,000 	PRN	Sole		0	0	0
Standard Motor Products	   SDCV 6.750% 7/1   853666AB1	5,382 	6,990,000	PRN	Sole		0	0	0
Tech Data Corp.	           SDCV 2.000% 12/1  878237AC0	10,292  12,400,000 	PRN	Sole		0	0	0
Telefonos de Mexico	   DBCV 4.250% 6/1   879403AD5	18,906  17,090,000 	PRN	Sole		0	0	0
Teradyne, Inc."	           SDCV 3.750% 10/1  880770AD4	10,091  13,000,000 	PRN	Sole		0	0	0
Teva Pharmaceutical Ind.   DBCV 1.500% 10/1 88163VAB5	34,340  32,630,000 	PRN	Sole		0	0	0
Teva Pharmaceutical Ind.   NOTE 0.750% 8/1 88163XAB1	314 	300,000 	PRN	Sole		0	0	0
Tribune Co.	           NOTE 4/1	     887364AE7	38,369  61,094,000      PRN	Sole		0	0	0
TranSwitch Corporation	   NOTE 4.500% 9/1   894065AB7	2,291 	4,020,000       PRN	Sole		0	0	0
Tyco International Ltd.	   NOTE 11/1	     902124AC0	1,190 	1,800,000       PRN	Sole		0	0	0
United Parcel Service, Inc NOTE 1.750% 9/2  911312AB2	31,280  29,755,000      PRN	Sole		0	0	0
US Cellular Corp.	   NOTE 6/1	     911684AA6	3,645 	10,090,000      PRN	Sole		0	0	0
Universal Health Services  DBCV 0.426% 6/2   913903AL4	316 	470,000         PRN	Sole		0	0	0
Vector Group Ltd.	   NOTE 6.250% 7/1   92240MAC2	2,725 	4,250,000       PRN	Sole		0	0	0
ViroPharma Inc.	           NOTE 6.000% 3/0   928241AC2	343 	1,000,000       PRN	Sole		0	0	0
Wellpoint Health Network   SDCV 7/0	     94973HAA6	22,394  22,450,000      PRN	Sole		0	0	0
Xerox Corp.	           SDCV 0.570% 4/2   984121BB8	565 	1,000,000       PRN	Sole		0	0	0
COLUMN TOTALS			1,085,226